TAXATION (Narrative) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended	36 Months Ended
	Dec. 31, 2014	Dec. 31, 2007	Aug. 31, 2014	Dec. 31, 2012	Dec. 31, 2013
Income Taxes [Line Items]
Bad debt provisions on VAT refundable	24,811
China [Member]
Income Taxes [Line Items]
VAT (as a percent)	17.00%
Percentage of net revenues over which VAT paid is entitled for refund on fulfillment of certain criteria	3.00%
VAT payable	29,690			1,153	4,864
Bad debt provisions on VAT refundable	24,811
Business tax (as a percent)	5.00%
Favorable tax rate for a High and New Technology Enterprise (as a percent)	15.00%
Transition period for the entities enjoying favorable income tax rate	5 years
Income tax rate to be gradually changed to at the end of the transition period (as a percent)	25.00%
Withholding income tax on dividends distributed by an FIE to its immediate holding company outside China (as a percent)	10.00%
Lower withholding income tax on dividends distributed by an FIE to its immediate holding company registered in Hong Kong or other jurisdiction that have a tax treaty or arrangement with China (as a percent)	5.00%
Income tax rate for schools in certain cities registered as requiring reasonable returns (as a percent)	25.00%
China [Member] | Beijing [Member]
Income Taxes [Line Items]
VAT (as a percent)	6.00%
Business tax (as a percent)	5.00%
China [Member] | Shenzhen [Member]
Income Taxes [Line Items]
VAT (as a percent)	6.00%
Business tax (as a percent)	5.00%
China [Member] | Minimum [Member]
Income Taxes [Line Items]
VAT (as a percent)	3.00%
Business tax (as a percent)	3.00%
Income tax rate for schools in certain cities registered as requiring reasonable returns (as a percent)	1.50%
China [Member] | Maximum [Member]
Income Taxes [Line Items]
VAT (as a percent)	6.00%
Business tax (as a percent)	5.00%
Income tax rate for schools in certain cities registered as requiring reasonable returns (as a percent)	2.50%
Hong Kong [Member]
Income Taxes [Line Items]
Income tax rate (as a percent)		16.50%
Beijing Ambow Online Software Co Ltd [Member]
Income Taxes [Line Items]
Claw back amount claimed by tax authority			7,278
Corresponding late payment interest on claw back amount claimed by tax authority			3,435
Beijing Ambow Online Software Co Ltd [Member] | China [Member]
Income Taxes [Line Items]
Percentage of tax deduction				50.00%